Revenues - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [Abstract]
Percentage from maximum tariff per traffic unit by the mexican airports	100.00%	99.90%	100.00%
Improvements to concession assets	$ 1,312,491	$ 1,676,037	$ 838,635